Related Party transactions (Details) (Director [Member], USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013 number
Director [Member]
Agreement With Izingwe Property Managers (Proprietary) Limited [Abstract]
Construction and Development Costs	$ 6.7
Number of housing units (number)	200
Nature of Common Ownership or Management Control Relationships	Mr. Sipho Pityana, a non-executive director of the Company, is Chairman and a 44 percent shareholder of Izingwe Holdings (Proprietary) Limited (“Izingwe”), AngloGold Ashanti’s BEE partner. Izingwe Capital (Proprietary) Limited, an associate company of Izingwe is the majority shareholder of Izingwe Property.